Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2014
Registrant Name	GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
Central Index Key	0000803951
Amendment Flag	false
Document Creation Date	Dec. 01, 2015
Document Effective Date	Dec. 01, 2015
Prospectus Date	Dec. 01, 2015
General California Municipal Money Market Fund | Class A
Prospectus:
Trading Symbol	GCAXX